Discontinued operations (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 PBWM Germany	Dec. 31, 2013 PBWM Germany	Jan. 31, 2014 CFIG	Dec. 31, 2013 CFIG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash			277	960
Loans			686	575
Fees receivable						8
Goodwill					23	23
Other assets			16	18
Total assets held-for-sale	979	1,584	979	1,553		31
Deposits			696	1,118
Other liabilities			46	22
Total liabilities held-for-sale	742	1,140	742	1,140